H-LINES FINANCE HOLDING CORP.

4064 Colony Road, Suite 200

Charlotte, North Carolina 28211

June 22, 2005

VIA EDGAR

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	H-Lines Finance Holding Corp. Registration Statement on Form S-4 File No. 333-123682

Dear Sirs:

H-Lines Finance Holding Corp. (the “Issuer”) is filing today an amendment to a registration statement on Form S-4 (the “Registration Statement”). Terms used herein and not defined herein shall have the meanings assigned to them in the Registration Statement. The Issuer is registering the offer to exchange its new 11% Senior Discount Notes due 2013 (“New Notes”) for any or all outstanding 11% Senior Discount Notes due 2013 (“Original Notes”) of the Issuer (the “Exchange Offer”) in reliance on the position of the Staff (the “Staff”) of the Division of Corporation Finance of the Securities and Exchange Commission enunciated in Exxon Capital Holdings Corporation (available May 13, 1988) (the “Exxon Capital Letter”) and other interpretative letters to similar effect.

The Issuer will make each person participating in the Exchange Offer aware that if such person is a broker-dealer holding Original Notes acquired for its own account as a result of market-making activities or other trading activities and such person receives New Notes in exchange for such Original Notes pursuant to the Exchange Offer, such broker-dealer may be a statutory “underwriter” and must acknowledge that it will deliver a prospectus meeting the requirements of the Securities Act of 1933, as amended (the “Securities Act”), in connection with any resale of such New Notes. By reason of such acknowledgement and prospectus delivery, a broker-dealer will not be deemed to admit that it is an “underwriter” within the meaning of the Securities Act. The Prospectus included in the Registration Statement, as it may be amended or supplemented from time to time, may be used by a broker-dealer in connection with resales of New Notes received for such Original Notes where such Original Notes were acquired in the manner described above.

The Issuer has not entered into any arrangement or understanding with any person to distribute the New Notes to be received in the Exchange Offer and, to the best of the Issuer’s information and belief, each person participating in the Exchange Offer is acquiring the New Notes in its ordinary course of business and has no arrangement or understanding with any person to participate in the distribution of the New Notes to be received in the Exchange Offer. In this regard, the Issuer will make each person participating in the Exchange Offer aware that if such person is participating in the Exchange Offer for the purpose of distributing the New Notes to be acquired in the Exchange Offer, such person (i) may not rely on the Staff position enunciated in the Exxon Capital Letter or interpretative letters to similar effect and (ii) must comply with the registration and prospectus delivery requirements of the Securities Act in connection with a secondary resale transaction. The Issuer acknowledges that such a secondary resale transaction by such person participating in the Exchange Offer for the purpose of distributing the New Notes should be covered by an effective registration statement containing the selling securityholder information required by Item 507 of Regulation S-K.

Securities and Exchange Commission

June 22, 2005

The Issuer will include in the Letter of Transmittal to be executed by each person participating in the Exchange Offer a representation to the effect that, by accepting the Exchange Offer, such person represents to the Issuer that it is not engaged in, and does not intend to engage in, a distribution of the New Notes (other than any broker-dealer, who shall represent that it will comply with the registration and prospectus delivery requirements of the Securities Act in connection with any resale of New Notes received in the Exchange Offer).

H-LINES FINANCE HOLDING CORP.

By:	/s/ ROBERT S. ZUCKERMAN
Robert S. Zuckerman Vice President, General Counsel and Secretary